Derivative liability (Tables)	12 Months Ended
Oct. 31, 2025
Financial Instruments [Abstract]
Schedule of derivative liabilities
Current derivative liability - detachable warrants

As at	October 31, 2025	October 31, 2024
	$	$
Opening balance	—	—
Initial recognition	7,299	—
Fair value change	2,652	—
Fair value, end of the year	9,951	—
Non-current derivative liability - put option liability

As at	October 31, 2025	October 31, 2024
	$	$
Initial recognition	35,797	—
Fair value change	20,907	—
Foreign exchange	250	—
Total	56,954	—